Quarterly Holdings Report
for

Fidelity Freedom® Blend Income Fund

June 30, 2019

FBF-YIN-QTLY-0819
1.9892459.100

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 10.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	28,120	$428,548
Fidelity Series Commodity Strategy Fund (a)	164,295	773,832
Fidelity Series Large Cap Growth Index Fund (a)	31,661	333,710
Fidelity Series Large Cap Stock Fund (a)	22,365	335,032
Fidelity Series Large Cap Value Index Fund (a)	48,503	625,202
Fidelity Series Small Cap Opportunities Fund (a)	12,331	171,893
Fidelity Series Value Discovery Fund (a)	15,544	199,589
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,813,299)		2,867,806

International Equity Funds - 9.6%
Fidelity Series Canada Fund (a)	6,355	69,394
Fidelity Series Emerging Markets Fund (a)	10,102	97,080
Fidelity Series Emerging Markets Opportunities Fund (a)	46,221	882,359
Fidelity Series International Growth Fund (a)	35,770	582,341
Fidelity Series International Index Fund (a)	15,652	159,179
Fidelity Series International Small Cap Fund (a)	8,622	139,937
Fidelity Series International Value Fund (a)	59,335	571,398
Fidelity Series Overseas Fund (a)	1	7
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,412,920)		2,501,695

Bond Funds - 56.9%
Fidelity Series Corporate Bond Fund (a)	193,877	2,037,649
Fidelity Series Emerging Markets Debt Fund (a)	19,035	185,212
Fidelity Series Floating Rate High Income Fund (a)	4,165	38,732
Fidelity Series Government Bond Index Fund (a)	265,985	2,779,542
Fidelity Series High Income Fund (a)	20,646	196,549
Fidelity Series Inflation-Protected Bond Index Fund (a)	348,253	3,486,017
Fidelity Series Investment Grade Bond Fund (a)	257,315	2,941,112
Fidelity Series Investment Grade Securitized Fund (a)	197,656	2,045,744
Fidelity Series Long-Term Treasury Bond Index Fund (a)	115,322	1,073,647
Fidelity Series Real Estate Income Fund (a)	11,063	122,692
TOTAL BOND FUNDS
(Cost $14,451,252)		14,906,896

Short-Term Funds - 22.6%
Fidelity Cash Central Fund 2.42% (b)	49	49
Fidelity Series Government Money Market Fund 2.44% (a)(c)	1,195,735	1,195,735
Fidelity Series Short-Term Credit Fund (a)	114,971	1,155,457
Fidelity Series Treasury Bill Index Fund (a)	358,260	3,579,013
TOTAL SHORT-TERM FUNDS
(Cost $5,918,907)		5,930,254
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $25,596,378)		26,206,651
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,896)
NET ASSETS - 100%		$26,200,755

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$47,541	$419,599	$49,536	$--	$243	$10,701	$428,548
Fidelity Series Canada Fund	6,848	62,753	3,174	--	15	2,952	69,394
Fidelity Series Commodity Strategy Fund	68,015	738,082	17,391	--	(763)	(14,111)	773,832
Fidelity Series Corporate Bond Fund	213,324	1,815,070	66,865	17,987	242	75,878	2,037,649
Fidelity Series Emerging Markets Debt Fund	19,496	168,524	5,201	2,653	(24)	2,417	185,212
Fidelity Series Emerging Markets Fund	9,756	91,983	2,512	--	(83)	(2,064)	97,080
Fidelity Series Emerging Markets Opportunities Fund	88,405	799,418	22,647	--	(716)	17,899	882,359
Fidelity Series Floating Rate High Income Fund	4,126	35,544	1,008	561	(7)	77	38,732
Fidelity Series Government Bond Index Fund	293,262	2,540,404	127,504	16,048	882	72,498	2,779,542
Fidelity Series Government Money Market Fund 2.44%	125,285	1,101,890	31,440	6,861	--	--	1,195,735
Fidelity Series High Income Fund	30,561	178,527	14,616	3,012	(57)	2,134	196,549
Fidelity Series Inflation-Protected Bond Index Fund	369,954	3,127,428	96,838	3,469	630	84,843	3,486,017
Fidelity Series International Growth Fund	57,069	517,543	26,075	--	(138)	33,942	582,341
Fidelity Series International Index Fund	14,959	145,042	5,141	--	(68)	4,387	159,179
Fidelity Series International Small Cap Fund	14,971	127,502	6,754	--	(297)	4,515	139,937
Fidelity Series International Value Fund	56,471	520,431	18,450	--	(663)	13,609	571,398
Fidelity Series Investment Grade Bond Fund	311,706	2,660,621	106,326	22,381	377	74,734	2,941,112
Fidelity Series Investment Grade Securitized Fund	219,982	1,860,325	71,410	14,906	226	36,621	2,045,744
Fidelity Series Large Cap Growth Index Fund	37,212	323,167	38,686	427	607	11,410	333,710
Fidelity Series Large Cap Stock Fund	37,058	326,807	33,315	2,188	(153)	4,635	335,032
Fidelity Series Large Cap Value Index Fund	69,344	601,261	63,671	--	302	17,966	625,202
Fidelity Series Long-Term Treasury Bond Index Fund	129,480	1,087,609	218,109	7,971	10,332	64,335	1,073,647
Fidelity Series Overseas Fund	--	7	--	--	--	--	7
Fidelity Series Real Estate Income Fund	13,102	111,339	3,615	1,714	6	1,860	122,692
Fidelity Series Short-Term Credit Fund	123,884	1,053,920	32,474	7,748	12	10,115	1,155,457
Fidelity Series Small Cap Opportunities Fund	18,461	161,517	12,831	--	(373)	5,119	171,893
Fidelity Series Treasury Bill Index Fund	375,199	3,293,990	90,323	21,984	(89)	236	3,579,013
Fidelity Series Value Discovery Fund	21,956	188,563	15,058	--	(285)	4,413	199,589
	$2,777,427	$24,058,866	$1,180,970	$129,910	$10,158	$541,121	$26,206,602

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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